Consolidated Statements of Common Shareholders Equity - USD ($) $ in Thousands	Total		As Previously Reported	Adjustment	Common Stock	Paid-In Capital	Retained Earnings	Retained Earnings As Previously Reported	Retained Earnings Adjustment	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment As Previously Reported	Accumulated Other Comprehensive Loss, Net of Taxes	Accumulated Other Comprehensive Loss, Net of Taxes As Previously Reported	Accumulated Other Comprehensive Loss, Net of Taxes Adjustment	Accumulated Other Comprehensive Loss, Net of Taxes Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss, Net of Taxes Cumulative Effect, Period of Adoption, Adjustment As Previously Reported
Beginning Balance (in shares) at Sep. 30, 2016					46,479,536
Beginning Balance at Sep. 30, 2016	$ 1,115,665				$ 46,479	$ 488,135	$ 588,976	$ 586,662	$ 2,314			$ (7,925)	$ (7,830)	$ (95)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	137,495		$ 131,792	$ 5,703			137,495	131,792	5,703
Other comprehensive income	3,014		3,308	(294)								3,014	3,308	(294)
Stock-based compensation	3,966	[1]				3,966
Dividends Abstract
Common Stock	(86,443)						(86,443)	(86,443)
Preferred Stock	(1,320)						(1,320)	(1,320)
Ending Balance (in shares) at Sep. 30, 2017					46,479,536
Ending Balance at Sep. 30, 2017	1,172,377				$ 46,479	492,101	638,708	630,691	8,017	$ 1,484	$ 1,484	(4,911)	(4,522)	(389)	$ (1,484)	$ (1,484)
Ending Balance (ASU 2018-02) at Sep. 30, 2017										$ 1,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(24,150)		(26,642)	2,492			(24,150)	(26,642)	2,492
Other comprehensive income	2,531		2,692	(161)								4,015	4,176	(161)
Other comprehensive income | ASU 2018-02	4,015											4,015
Stock-based compensation	(11,359)					(15,556)	4,197	4,197
Capital contribution from parent	402,728					402,728
Dividends Abstract
Common Stock	(89,568)						(89,568)	(89,568)
Preferred Stock	(1,320)						(1,320)	(1,320)
Ending Balance (in shares) at Sep. 30, 2018					46,479,536
Ending Balance at Sep. 30, 2018	1,452,723				$ 46,479	879,273	529,351	518,842	10,509			(2,380)	(1,830)	(550)
Dividends Abstract
Retained earnings adjustment | ASU 2016-09	4,200
Net income (loss)	48,100		49,173	(1,073)			48,100	49,173	(1,073)
Other comprehensive income	(4,726)		(4,797)	71								(4,726)	(4,797)	71
Capital contribution from parent	100,000					100,000
Loss on preferred stock extinguishment	0
Common Stock	(24,237)						(24,237)	(24,237)
Preferred Stock	(330)						(330)	(330)
Ending Balance (in shares) at Dec. 31, 2018					46,479,536
Ending Balance at Dec. 31, 2018	1,571,530		1,562,573	8,957	$ 46,479	979,273	552,884	543,448	9,436			(7,106)	(6,627)	(479)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	97,105		99,812	(2,707)			97,105	99,812	(2,707)
Other comprehensive income	11,682		11,536	146								11,682	11,536	146
Loss on preferred stock extinguishment	(556)						(556)	(556)
Dividends Abstract
Common Stock	(100,000)						(100,000)	(100,000)
Preferred Stock	(1,169)						(1,169)	(1,169)
Ending Balance (in shares) at Dec. 31, 2019					46,479,536
Ending Balance at Dec. 31, 2019	$ 1,578,592		$ 1,572,196	$ 6,396	$ 46,479	$ 979,273	$ 548,264	$ 541,535	$ 6,729			$ 4,576	$ 4,909	$ (333)

[1]	Stock-based compensation is based on the stock awards of WGL that are allocated to Washington Gas for its pro-rata share. We recorded $4.2 million accumulative adjustments to retained earnings for the fiscal year 2018 due to the adoption of Accounting Standards Update (ASU) 2016-09. We accelerated the vesting of stock-based awards upon the consummation of the Merger with AltaGas during the fourth quarter of fiscal year ended September 2018, which reduced the paid-in capital. See Note 11 — Stock-Based Compensation for a further discussion.